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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-02735
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                                Elfun Tax-Exempt Fund
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


            Elfun Tax-Exempt Income Fund

 Schedule of Investments (dollars in thousands) - September 30, 2008 (unaudited)


                                                                                        Principal                    Value
                                                                                         Amount
Municipal Bonds - 97.6%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Alabama - 1.9%
Alabama Public School & College Authority (Series D)
5.75%                                                          08/01/13                   $ 5,000                  $ 5,179
Alabama Water Pollution Control Authority
(Series A) (AMBAC Insured)
4.75%                                                          08/15/21                     5,000                    4,595 (h)
City of Birmingham (Series B)
5.25%                                                          06/01/24                     2,240                    2,304 (g)
City of Birmingham (Series C)
5.25%                                                          05/01/17                     3,395                    3,542
East Alabama Health Care Authority (Series B)
5.00%                                                          09/01/33                     5,500                    5,331
Montgomery BMC Special Care Facilities Financing
Authority (Series A) (MBIA Insured)
5.00%                                                          11/15/20                     8,375                    8,923 (g,h)
Montgomery Medical Clinic Board
5.25%                                                          03/01/31 - 03/01/36          3,000                    2,425
                                                                                                                    32,299

Alaska - 0.2%
City of Anchorage (MBIA Insured)
6.50%                                                          12/01/10                     2,825                    3,038 (h)

Arizona - 2.6%
Arizona Health Facilities Authority (Series D)
5.38%                                                          01/01/32                     3,000                    2,675
Arizona State Transportation Board
5.00%                                                          07/01/19                     5,345                    5,520
Arizona State University (FSA Insured)
5.25%                                                          07/01/15                     5,000                    5,299 (h)
City of Phoenix (Series B)
5.00%                                                          07/01/19                     5,000                    5,197
City of Scottsdale AZ
5.00%                                                          07/01/24                     5,000                    5,101 (g)
Maricopa County Industrial Development Authority
5.50%                                                          07/01/26                     7,500                    6,895
Maricopa County Stadium District (AMBAC Insured)
5.38%                                                          06/01/16                     2,145                    2,248 (h)
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%                                                          07/01/23 - 07/01/24          7,260                    7,372 (h)
Salt River Project Agricultural Improvement &
Power District (Series A)
5.00%                                                          01/01/38                     5,000                    4,700
                                                                                                                    45,007

California - 6.9%
Abag Finance Authority for Nonprofit Corporations
5.00%                                                          12/01/37                     7,940                    6,474
Bay Area Toll Authority (Series F)
5.00%                                                          04/01/31                    10,000                    9,361
California Health Facilities Financing Authority (Series A)
5.25%                                                          11/15/46                    10,000                    8,695
Chino Basin Regional Financing Authority
(Series A) (AMBAC Insured)
5.00%                                                          11/01/38                     4,000                    3,594 (h)
Coast Community College District (FSA Insured)
5.71%                                                          08/01/33                     8,750                    6,108 (b,h)
Foothill-De Anza Community College District
(Series A) (AMBAC Insured)
4.50%                                                          08/01/31                     5,000                    4,241 (h)
Los Angeles Department of Airports
5.00%                                                          05/15/29                     4,430                    4,007
Los Angeles Department of Water & Power (AMBAC Insured)
5.00%                                                          07/01/32                     5,000                    4,622 (h)
Los Angeles Department of Water & Power
(Series A) (AMBAC Insured)
5.00%                                                          07/01/37                     5,000                    4,585 (h)
Port of Oakland (Series M) (FGIC Insured)
5.25%                                                          11/01/16 - 11/01/17         13,800                   14,928 (g,h)
San Diego Unified School District (Series E) (FSA Insured)
5.25%                                                          07/01/17 - 07/01/19          8,795                    9,422 (h)
San Francisco Bay Area Transit Financing Authority (Series B)
5.00%                                                          08/01/27                     5,000                    4,869
San Francisco City & County Airports Commission
5.25%                                                          05/01/26                     3,000                    2,817
State of California
5.00%                                                          08/01/28 - 04/01/38         32,470                   29,699
University of California (AMBAC Insured)
5.00%                                                          05/15/34                     2,225                    2,032 (h)
University of California (Series A) (AMBAC Insured)
5.00%                                                          05/15/34                     3,775                    4,056 (g,h)
                                                                                                                   119,510

Colorado - 1.4%
Colorado Health Facilities Authority
5.25%                                                          11/15/27                     6,465                    5,759
Colorado Water Resources & Power
Development Authority (Series A)
5.25%                                                          09/01/17 - 09/01/18          5,880                    6,127
E-470 Public Highway Authority (Series A) (MBIA Insured)
5.75%                                                          09/01/35                     4,000                    4,229 (g,h)
University of Colorado Hospital Authority (Series A)
5.25%                                                          11/15/39                     9,000                    7,528
                                                                                                                    23,643

Connecticut - 3.6%
Connecticut State Health & Educational Facility
Authority (Series Y)
5.00%                                                          07/01/35                     5,000                    4,849
Connecticut State Health & Educational Facility
Authority (Series Z)
5.00%                                                          07/01/42                    10,000                    9,485
Mashantucket Western Pequot Tribe (Series A)
6.50%                                                          09/01/31                     5,000                    4,456 (a)
Mashantucket Western Pequot Tribe (Series B)
5.70%                                                          09/01/12                     2,500                    2,441 (a)
5.75%                                                          09/01/18                     9,500                    8,731 (a)
South Central Regional Water Authority Water
System Revenue (MBIA Insured)
5.00%                                                          08/01/27                     5,000                    4,636 (h)
State of Connecticut (MBIA Insured)
6.00%                                                          10/01/09                     5,250                    5,426 (h)
State of Connecticut (Series C)
5.25%                                                          10/15/13                     1,250                    1,263 (g)
State of Connecticut (Series D)
5.50%                                                          12/01/08                    10,890                   10,946
State of Connecticut (Series E)
5.00%                                                          12/15/18                    10,000                   10,507
                                                                                                                    62,740

District Of Columbia - 1.2%
District of Columbia
5.50%                                                          04/01/36                    15,000                   13,527
District of Columbia (MBIA Insured)
5.75%                                                          09/15/20                     5,000                    5,134 (h)
District of Columbia Water & Sewer Authority (Series A)
5.00%                                                          10/01/34                     3,000                    2,741
                                                                                                                    21,402

Florida - 3.6%
Brevard County Health Facilities Authority
5.00%                                                          04/01/34                     6,000                    4,872
County of Seminole
5.00%                                                          10/01/25                     8,195                    7,645
Florida State Board of Education (Series B)
5.38%                                                          06/01/16                    10,000                   10,508
Florida State Board of Education (Series D)
4.50%                                                          06/01/21                     5,000                    4,731
Hillsborough County Industrial Development
Authority (Series A)
5.00%                                                          10/01/18                     5,000                    4,701
5.25%                                                          10/01/24                     5,500                    4,955
Hillsborough County Industrial Development
Authority (Series B)
5.25%                                                          10/01/15                     5,130                    5,124
Jacksonville Econonomic Development
Commission (Series A)
5.50%                                                          11/15/36                     5,000                    4,694
North Broward Hospital District
5.70%                                                          01/15/16                     1,915                    2,047 (g)
Orlando Utilities Commission
5.00%                                                          10/01/19                     3,000                    3,061
South Miami Health Facilities Authority
5.25%                                                          11/15/33                     6,380                    6,851 (g)
Tampa Bay Water Regional Water Supply Authority
5.00%                                                          10/01/38                     3,000                    2,777
                                                                                                                    61,966

Georgia - 5.1%
City of Atlanta (FSA Insured)
5.75%                                                          11/01/27                     5,000                    5,188 (h)
City of Atlanta (Series B) (FSA Insured)
5.25%                                                          01/01/33                     4,000                    3,846 (h)
City of Augusta (FSA Insured)
5.25%                                                          10/01/34                     8,500                    8,476 (h)
County of Fulton GA (FGIC Insured)
5.00%                                                          01/01/30                     5,000                    4,534 (h)
5.25%                                                          01/01/35                    10,500                   10,025 (h)
De Kalb County Ga
5.00%                                                          10/01/28                     6,500                    6,738 (g)
De Kalb County Ga (Series B) (FSA Insured)
5.25%                                                          10/01/32                    15,000                   14,899 (h)
Fayette County School District (FSA Insured)
5.67%                                                          03/01/22                     2,520                    2,100 (b,h)
5.75%                                                          03/01/23                     2,290                    1,892
Henry County Hospital Authority (MBIA Insured)
5.00%                                                          07/01/24                     1,865                    1,811 (h)
Marietta Development Authority
5.00%                                                          09/15/29                     2,365                    2,075
Municipal Electric Authority of Georgia (Series A)
5.00%                                                          01/01/14                     2,000                    2,086
5.25%                                                          01/01/19                     2,490                    2,545
Private Colleges & Universities Authority
5.25%                                                          06/01/18 - 06/01/20          5,250                    5,404
Private Colleges & Universities Authority (MBIA Insured)
6.50%                                                          11/01/15                     4,010                    4,521 (f,h)
Private Colleges & Universities Authority (Series A)
6.00%                                                          06/01/21                     2,410                    2,358
South Regional Joint Development Authority
4.50%                                                          08/01/39                     3,000                    2,508
State of Georgia (Series E)
5.00%                                                          08/01/22                     7,000                    7,039
                                                                                                                    88,045

Hawaii - 0.5%
City & County of Honolulu HI (Series A)
6.00%                                                          01/01/12                     1,265                    1,369
6.00%                                                          01/01/12                       735                      800 (f)
State of Hawaii (FSA Insured)
5.75%                                                          02/01/14                     6,500                    7,178 (h)
                                                                                                                     9,347

Idaho - 1.0%
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%                                                          07/15/22 - 07/15/24         18,000                   17,849 (h)

Illinois - 2.3%
County of Cook IL (Series C) (AMBAC Insured)
5.50%                                                          11/15/26                    10,000                   10,880 (g,h)
Illinois Finance Authority (Series A)
5.50%                                                          08/15/43                     5,000                    5,459 (g)
Illinois Health Facilities Authority
6.13%                                                          11/15/22                     3,500                    3,742 (g)
Metropolitan Pier & Exposition Authority (MBIA Insured)
5.05%                                                          06/15/19                     4,000                    3,394 (b,h)
5.53%                                                          06/15/22                     4,505                    2,817 (b,h)
Southwestern Illinois Development Authority (MBIA Insured)
5.00%                                                          10/01/21                     4,000                    3,977 (h)
University of Illinois (FGIC Insured)
5.25%                                                          04/01/32                     2,540                    2,428 (h)
5.25%                                                          04/01/32                     5,960                    6,298 (g,h)
                                                                                                                    38,995

Indiana - 1.3%
Delaware County Hospital Authority
5.25%                                                          08/01/36                     3,250                    2,641
Indiana Health & Educational Facilities Financing
Authority (Series A)
5.25%                                                          02/15/40                    10,000                    8,147
Indiana Health Facility Financing Authority
(Series A) (AMBAC Insured)
5.38%                                                          03/01/34                     5,500                    4,836 (h)
Indianapolis Local Public Improvement Bond Bank (Series A)
6.00%                                                          01/01/15                     2,425                    2,551 (g)
Merrillville Multi School Building Corp.
5.25%                                                          07/15/28                     5,000                    4,571
                                                                                                                    22,746

Kansas - 0.3%
University of Kansas Hospital Authority
5.63%                                                          09/01/32                     4,150                    4,517 (g)

Kentucky - 1.5%
Kentucky Turnpike Authority (Series B) (AMBAC Insured)
5.00%                                                          07/01/26                     5,000                    4,823 (h)
Louisville & Jefferson County Metropolitan Government
5.25%                                                          10/01/36                    19,000                   15,724
University Of Kentucky (Series Q) (FGIC Insured)
5.25%                                                          05/01/20                     4,545                    4,732 (g,h)
                                                                                                                    25,279

Louisiana - 1.3%
Louisiana Public Facilities Authority (MBIA Insured)
5.25%                                                          07/01/33                    10,925                    9,659 (h)
Louisiana Public Facilities Authority (Series A) (MBIA Insured)
5.38%                                                          05/15/16                     7,870                    8,546 (g,h)
Parish of St. John Baptist (Series A)
5.13%                                                          06/01/37                     5,550                    4,233
                                                                                                                    22,438

Maine - 0.5%
Maine Health & Higher Educational Facilities
Authority (Series C)
5.13%                                                          07/01/31                     5,000                    4,802
Maine Health & Higher Educational Facilities
Authority (Series D) (FSA Insured)
5.50%                                                          07/01/23                        55                       55 (h)
Maine Municipal Bond Bank (Series B)
5.50%                                                          11/01/21                     3,325                    3,580 (g)
                                                                                                                     8,437

Maryland - 3.1%
County of Montgomery MD (Series A)
5.00%                                                          05/01/20                     7,710                    7,932
County of Prince Georges MD (Series A)
5.00%                                                          10/01/22                     6,820                    7,334 (g)
Maryland Health & Higher Educational Facilities Authority
5.13%                                                          11/15/34                     7,200                    7,761 (g)
5.25%                                                          05/15/46                     4,000                    3,292
5.50%                                                          01/01/28                     7,500                    6,828
Maryland Health & Higher Educational Facilities
Authority (Series A)
5.00%                                                          07/01/32                    10,000                    9,597
University System of Maryland (Series A)
5.25%                                                          04/01/17                     4,380                    4,529
5.25%                                                          04/01/17                     5,655                    6,051 (g)
                                                                                                                    53,324

Massachusetts - 2.8%
Massachusetts Health & Educational Facilities Authority
5.00%                                                          07/15/35                     4,250                    4,128
Massachusetts State Turnpike Authority
(Series B) (MBIA Insured)
5.13%                                                          01/01/23 - 01/01/37         20,500                   20,272 (h)
Massachusetts State Water Pollution Abatement (Series 6)
5.63%                                                          08/01/18                     6,885                    7,326 (g)
Massachusetts Water Resources Authority (Series A)
6.50%                                                          07/15/19                    14,125                   16,057 (f)
                                                                                                                    47,783

Michigan - 2.6%
Detroit MI (Series A) (FSA Insured)
5.25%                                                          07/01/21 - 07/01/22          4,545                    4,562 (h)
Detroit MI (Series A) (MBIA Insured)
5.00%                                                          07/01/27                     7,145                    6,754 (h)
Detroit MI (Series D) (MBIA Insured)
5.00%                                                          07/01/33                     5,000                    4,248 (h)
Grand Rapids MI (FGIC Insured)
5.25%                                                          01/01/17                     3,000                    3,068 (h)
Michigan Municipal Bond Authority
5.25%                                                          10/01/17                     6,465                    6,751
Michigan State Hospital Finance Authority
5.38%                                                          12/01/30                     2,000                    1,799
Muskegon Heights Public Schools (MBIA Insured)
5.00%                                                          05/01/24                     2,650                    2,691 (g,h)
State of Michigan (FSA Insured)
5.25%                                                          09/15/27                     5,000                    4,786 (h)
State of Michigan (Series A)
5.50%                                                          11/01/18                     6,000                    6,441
State of Michigan (Series A) (MBIA Insured)
5.00%                                                          11/01/26                     4,000                    3,857 (h)
                                                                                                                    44,957

Minnesota - 1.0%
State of Minnesota
5.00%                                                          08/01/12 - 08/01/18         15,790                   16,705

Mississippi - 0.5%
State of Mississippi
5.50%                                                          09/01/14                     7,500                    8,227

Missouri - 0.4%
Missouri State Health & Educational Facilities Authority
5.25%                                                          05/15/23                     2,300                    2,234
Missouri State Health & Educational
Facilities Authority (Series A)
5.50%                                                          11/15/39                     5,000                    4,245
                                                                                                                     6,479

Nebraska - 0.4%
Nebraska Public Power District (Series B)
5.00%                                                          01/01/38                     2,500                    2,179
Omaha Public Power District (Series A)
5.00%                                                          02/01/39                     5,000                    4,626
                                                                                                                     6,805

Nevada - 1.0%
County of Clark
5.50%                                                          07/01/20                     7,565                    7,938 (g)
County of Clark (MBIA Insured)
5.50%                                                          07/01/30                     6,500                    6,820 (g,h)
Las Vegas Special Improvement District No 707
(Series A) (FSA Insured)
5.55%                                                          06/01/16                     1,770                    1,810 (h)
                                                                                                                    16,568

New Jersey - 8.7%
Cape May County Municipal Utilities Authority
(Series A) (FSA Insured)
5.75%                                                          01/01/15 - 01/01/16          8,500                    9,374 (h)
Essex County Improvement Authority (FSA Insured)
5.25%                                                          12/15/17                     9,765                   10,206 (h)
5.25%                                                          12/15/17                       235                      256 (g,h)
New Jersey Economic Development Authority
5.75%                                                          06/15/29                     3,000                    2,563
New Jersey Environmental Infrastructure Trust
5.25%                                                          09/01/21                     6,465                    6,742
New Jersey Health Care Facilities Financing Authority
5.25%                                                          01/01/36                     4,500                    4,336
New Jersey Sports & Exposition Authority (Series B)
4.50%                                                          09/01/24                     5,000                    4,320
New Jersey State Educational Facilities Authority
5.25%                                                          07/01/32                     2,625                    2,824 (g)
New Jersey State Educational Facilities Authority (Series D)
5.25%                                                          07/01/19                     4,000                    4,281
New Jersey State Educational Facilities Authority (Series J)
4.50%                                                          07/01/38                    10,000                    8,453
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%                                                          01/01/16                    42,050                   47,308 (f,h)
6.50%                                                          01/01/16                     7,910                    8,866 (h)
New Jersey Transportation Trust Fund Authority (FSA Insured)
5.75%                                                          12/15/14                     4,610                    5,159 (f,h)
5.75%                                                          12/15/14                     1,390                    1,524 (h)
New Jersey Transportation Trust Fund Authority (Series C)
5.50%                                                          06/15/19 - 06/15/24         31,280                   34,181 (g)
                                                                                                                   150,393

New Mexico - 0.7%
New Mexico Hospital Equipment Loan Council (Series A)
5.50%                                                          08/01/25 - 08/01/30         10,750                   11,532 (g)

New York - 10.1%
Albany Industrial Development Agency (Series A)
5.25%                                                          11/15/27 - 11/15/32          6,500                    5,743
City of New York
5.13%                                                          12/01/22                     6,000                    5,832
City of New York (Series B)
5.25%                                                          08/01/13                         5                        5
City of New York (Series J)
5.00%                                                          06/01/26 - 06/01/28         25,270                   23,414
New York City Industrial Development
Agency (AMBAC Insured)
5.00%                                                          01/01/36                     3,000                    2,620 (h)
New York City Industrial Development Agency (FGIC Insured)
5.00%                                                          03/01/46                     6,000                    5,098 (h)
New York City Industrial Development Agency (MBIA Insured)
5.00%                                                          03/01/36                     4,000                    3,477 (h)
New York City Municipal Water Finance Authority
4.50%                                                          06/15/38                     5,000                    4,126
5.00%                                                          06/15/37                     5,000                    4,620
New York City Transitional Finance Authority
5.50%                                                          11/01/19 - 05/01/25         19,070                   19,922 (g)
6.00%                                                          11/15/19                     3,750                    3,998 (g)
New York City Transitional Finance Authority (Series A)
5.30%                                                          11/15/09                     1,000                    1,033 (f)
New York City Transitional Finance Authority (Series B)
5.50%                                                          11/15/11                     1,250                    1,310
6.00%                                                          11/15/10 - 11/15/11          2,545                    2,713 (g)
New York City Transitional Finance Authority (Series C)
5.50%                                                          05/01/25                        30                       31 (g)
New York State Dormitory Authority
4.50%                                                          07/01/35                    10,000                    8,208
5.00%                                                          01/15/32 - 07/01/36         10,900                    9,817
6.50%                                                          12/01/21                     4,500                    4,484
New York State Dormitory Authority (FSA Insured)
5.00%                                                          08/15/36                     5,000                    4,446 (h)
New York State Dormitory Authority (Series A)
5.87%                                                          07/01/39                     4,000                    2,844 (b)
5.00%                                                          07/01/25                     2,550                    2,518
New York State Dormitory Authority (Series B)
5.25%                                                          11/15/23                    10,400                   10,847
5.38%                                                          07/01/20                     3,695                    3,990 (g)
6.50%                                                          08/15/10                     3,490                    3,720
6.50%                                                          08/15/10                         5                        5 (f)
New York State Dormitory Authority (Series C)
5.00%                                                          12/15/18 - 07/01/38         20,485                   20,697
New York State Dormitory Authority (Series D)
7.00%                                                          07/01/09                     1,040                    1,076 (f)
New York State Environmental Facilities Corp.
5.50%                                                          06/15/13                    10,000                   10,904
New York State Urban Development Corp.
5.50%                                                          07/01/16                     6,370                    6,383
                                                                                                                   173,881

North Carolina - 2.2%
Cape Fear Public Utility Authority
5.00%                                                          08/01/35                     3,500                    3,279
Cary NC
5.00%                                                          03/01/21                     2,400                    2,465
City of Charlotte
5.00%                                                          07/01/38                    15,000                   14,094
5.60%                                                          06/01/20                     2,800                    2,998 (g)
City of Charlotte (Series C)
5.00%                                                          07/01/24                     1,460                    1,465
City of Greensboro
5.25%                                                          06/01/23                     3,185                    3,188
North Carolina Capital Facilities Finance Agency (Series A)
5.00%                                                          10/01/41                     7,250                    6,732
University of North Carolina (Series A) (MBIA Insured)
5.00%                                                          10/01/18                     2,750                    2,814 (h)
                                                                                                                    37,035

Ohio - 3.9%
American Municipal Power-Ohio Inc.
5.00%                                                          02/15/38                     8,000                    7,092
City of Columbus OH
4.50%                                                          06/01/32                     1,500                    1,287
City of Columbus OH (Series A)
4.75%                                                          06/01/31                     6,000                    5,379
County of Cuyahoga
6.00%                                                          01/01/32                    10,000                   10,040
County of Franklin (Series C)
5.00%                                                          05/15/21                     2,685                    2,616
5.25%                                                          05/15/24                     1,400                    1,362
County of Hamilton (Series A) (MBIA Insured)
5.00%                                                          12/01/19                     4,250                    4,280 (h)
County of Hamilton (Series B) (AMBAC Insured)
5.25%                                                          12/01/32                     1,520                    1,473 (h)
5.25%                                                          12/01/32                     5,980                    6,312 (g,h)
Franklin County Convention Facilities Authority
5.00%                                                          12/01/25 - 12/01/27          3,955                    3,835
Ohio State Higher Educational Facility Commission
5.20%                                                          11/01/26                     9,450                   10,163 (g)
Ohio State University (Series A)
5.25%                                                          12/01/11                     3,150                    3,357
Ohio State Water Development Authority
5.50%                                                          12/01/20                     5,000                    5,455 (g)
State of Ohio
5.00%                                                          11/01/32                     3,600                    3,358
Steubenville Oh
6.38%                                                          10/01/20                     1,660                    1,781 (g)
                                                                                                                    67,790

Oklahoma - 1.1%
Claremore Public Works Authority (Series A) (FSA Insured)
5.25%                                                          06/01/34                     6,315                    6,940 (g,h)
Oklahoma Transportation Authority
(Series A) (AMBAC Insured)
5.25%                                                          01/01/15                     8,005                    8,368 (h)
5.25%                                                          01/01/15                     1,120                    1,195 (g,h)
Tulsa Industrial Authority (MBIA Insured)
5.00%                                                          10/01/22                     2,000                    1,932 (h)
                                                                                                                    18,435

Pennsylvania - 4.8%
Allegheny County Hospital Development Authority
5.00%                                                          11/15/28                    16,000                   11,262
Commonwealth of Pennsylvania
4.38%                                                          05/15/28                     4,000                    3,492
Commonwealth of Pennsylvania (FSA Insured)
5.38%                                                          07/01/17                    10,000                   10,913 (h)
Montgomery County Higher Education & Health
Authority (AMBAC Insured)
5.00%                                                          10/01/09                     2,405                    2,421 (h)
5.10%                                                          10/01/10                     2,670                    2,687 (h)
Northampton County General Purpose Authority (Series A)
5.50%                                                          08/15/35                     4,000                    3,527
Pennsylvania Higher Educational Facilties Authority
6.00%                                                          05/01/30                     5,000                    5,084
Pennsylvania Industrial Development
Authority (AMBAC Insured)
5.50%                                                          07/01/17                     3,100                    3,234 (h)
Pennsylvania Turnpike Commission
(Series A) (AMBAC Insured)
5.00%                                                          12/01/23                       460                      446 (h)
5.00%                                                          12/01/23                     1,665                    1,687 (g,h)
5.00%                                                          12/01/23                     2,875                    2,912 (f,h)
5.25%                                                          12/01/32                    12,695                   12,322 (h)
Philadelphia Authority for Industrial Development
5.25%                                                          09/01/36                     1,750                    1,402
Pittsburgh Public Parking Authority (AMBAC Insured)
5.35%                                                          12/01/10                       520                      545 (g,h)
5.45%                                                          12/01/11                       440                      462 (g,h)
5.55%                                                          12/01/12                     1,015                    1,066 (g,h)
5.60%                                                          12/01/13                     1,125                    1,183 (g,h)
5.70%                                                          12/01/14                     1,245                    1,311 (g,h)
5.75%                                                          12/01/15 - 12/01/16          2,330                    2,456 (g,h)
Southcentral General Authority
5.38%                                                          05/15/28                     4,100                    4,399 (g)
5.38%                                                          05/15/28                       900                      939 (f)
State Public School Building Authority (FSA Insured)
5.25%                                                          06/01/27                     8,000                    8,579 (g,h)
                                                                                                                    82,329

Puerto Rico - 0.2%
Commonwealth of Puerto Rico (Series A)
5.38%                                                          07/01/33                     3,000                    2,663

Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp.
(Series A) (FSA Insured)
4.75%                                                          05/15/29                     2,200                    1,914 (h)

South Carolina - 6.9%
Beaufort County SC (MBIA Insured)
5.50%                                                          06/01/17 - 06/01/18          4,150                    4,322 (h)
Berkeley County School District
5.25%                                                          12/01/24                    15,000                   13,936
Charleston Educational Excellence Finance Corp.
5.25%                                                          12/01/27 - 12/01/30         24,000                   22,382
City of Greenville
5.13%                                                          02/01/22                     5,195                    5,233
Greenville County School District
5.25%                                                          12/01/21                     2,000                    2,011
5.50%                                                          12/01/28                    16,725                   18,358 (g)
Lexington County SC
5.50%                                                          11/01/13                     5,000                    5,197
South Carolina Educational Facilities Authority (Series A)
5.00%                                                          10/01/38                     9,600                    8,600
South Carolina State Public Service Authority
(Series B) (FSA Insured)
5.13%                                                          01/01/32                    17,000                   16,670 (h)
5.50%                                                          01/01/36                     5,000                    5,372 (g,h)
South Carolina Transportation Infrastructure Bank
(Series A) (MBIA Insured)
5.50%                                                          10/01/30                    11,000                   11,452 (g,h)
South Carolina Transportation Infrastructure Bank
(Series B) (AMBAC Insured)
5.20%                                                          10/01/22                     5,000                    5,323 (g,h)
                                                                                                                   118,856

Tennessee - 1.0%
Johnson City Health & Educational Facilities Board (Series A)
5.50%                                                          07/01/36                     5,000                    4,193
Knox County Health Educational & Housing Facilities Board
5.25%                                                          04/01/36                    10,000                    8,364
Knox County Health Educational & Housing
Facilities Board (Series B) (MBIA Insured)
7.25%                                                          01/01/09                     4,500                    4,542 (h)
                                                                                                                    17,099

Texas - 5.6%
City of Austin
5.38%                                                          09/01/16 - 09/01/17         10,350                   10,630 (g)
City of Austin (Series A) (AMBAC Insured)
5.50%                                                          11/15/16                     5,450                    5,925 (h)
City of Dallas TX (Series A) (AMBAC Insured)
5.00%                                                          08/15/20                     4,675                    4,532 (h)
City of Houston (Series A) (FSA Insured)
5.25%                                                          05/15/22                    16,000                   15,800 (h)
City of Houston (Series B) (AMBAC Insured)
5.75%                                                          12/01/14                     5,000                    5,442 (g,h)
City of Plano TX
4.88%                                                          09/01/19                     1,500                    1,535 (g)
McKinney Independent School District
5.25%                                                          02/15/20                     2,000                    2,055
North Central Texas Health Facility Development Corp.
5.13%                                                          05/15/22                     4,500                    4,138
North Texas Tollway Authority (Series A)
5.63%                                                          01/01/33                     1,500                    1,366
5.75%                                                          01/01/40                    10,000                    9,100
North Texas Tollway Authority (Series F)
5.75%                                                          01/01/38                     5,000                    4,476
San Antonio Independent School District (Series A)
5.38%                                                          08/15/19 - 08/15/20          6,250                    6,667 (g)
Texas Municipal Gas Acquisition & Supply Corp. II
8.43%                                                          09/15/17                    18,500                   15,923 (d)
University of Houston (MBIA Insured)
5.50%                                                          02/15/30                     8,000                    8,318 (g,h)
                                                                                                                    95,907

Utah - 0.3%
City of Salt Lake City UT
5.13%                                                          06/15/19                     3,715                    3,822
Murray UT (MBIA Insured)
4.75%                                                          05/15/20                     2,285                    2,160 (h)
                                                                                                                     5,982

Vermont - 0.4%
University of Vermont & State Agricultural
College (AMBAC Insured)
5.13%                                                          10/01/27                     1,000                    1,074 (g,h)
Vermont Educational & Health Buildings Financing
Agency (Series A)
5.00%                                                          10/31/46                     5,800                    5,078
                                                                                                                     6,152

Virginia - 2.2%
Chesterfield County Industrial Development Authority
5.88%                                                          06/01/17                     3,000                    3,098
City of Norfolk VA
4.75%                                                          11/01/32 - 11/01/38         14,430                   12,702
City of Norfolk VA (MBIA Insured)
5.88%                                                          11/01/20                     1,920                    1,923 (h)
University of Virginia
5.00%                                                          06/01/40                    10,000                    9,453
Virginia College Building Authority
4.38%                                                          02/01/28                     4,885                    4,215
Virginia Commonwealth Transportation Board (Series A)
5.75%                                                          05/15/21                     1,945                    2,005 (g)
Virginia Resources Authority (Series A)
5.13%                                                          11/01/34                     5,000                    4,815
                                                                                                                    38,211

Washington - 1.7%
Central Puget Sound Regional Transportation Authority (Series A)
5.00%                                                          11/01/36                    10,000                    9,289
County of King
5.50%                                                          12/01/13                     5,120                    5,638 (f)
5.50%                                                          12/01/13                     4,880                    5,335
Seattle Museum Development Authority
5.13%                                                          04/01/31                    10,000                    9,619
                                                                                                                    29,881

West Virginia - 0.2%
West Virginia Housing Development Fund (Series B)
5.30%                                                          05/01/24                     4,000                    3,845
West Virginia Housing Development Fund (Series C)
5.35%                                                          11/01/27                       360                      339
                                                                                                                     4,184

Wisconsin - 0.5%
State of Wisconsin (Series 1) (AMBAC Insured)
5.75%                                                          07/01/14                     2,990                    3,212 (h)
State of Wisconsin (Series A)
5.30%                                                          07/01/18                     5,800                    6,061 (g)
                                                                                                                     9,273

Total Bonds and Notes                                                                                            1,679,623
(Cost $1,736,131)

---------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
---------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                    418 (e)
(Cost $564)

Total Investment in Securities                                                                                   1,680,041
(Cost $1,736,695)

---------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 0.7%
---------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements - 0.7%
State Street Corp.
1.40%                                                          10/01/08                    11,807                   11,807 (c)
(Cost $11,807)

Total Investments                                                                                                1,691,848
(Cost $1,748,502)

Other Assets and Liabilities, net - 1.7%                                                                            29,586


                                                                                                            ---------------
NET ASSETS - 100.0%                                                                                             ##########
                                                                                                            ===============


           Notes to Schedules of Investments (dollars in thousands) -
                         September 30, 2008 (unaudited)
--------------------------------------------------------------------------------



(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $15,628 or 0.91% of net assets for the Elfun Tax-Exempt Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b)      Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) Variable or floating rate security. The stated rate represents the rate at September 30, 2008.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(f) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(g) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(h) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2008 (as a percentage of net assets) as follows:

         AMBAC             10.74%

         MBIA              10.10%

         FSA               10.04%



      + Percentages are based on net assets as of September 30, 2008.

     * Less than 0.1%


Abbreviations:

AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
MBIA        Municipal Bond Investors Assurance Corporation


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Tax-Exempt Income Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$             $1,691,848      $-            $1,691,848
Other Financial
   Instruments  $-            $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 9/30/08			$-      	$-

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 20, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 20, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 20, 2008